SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock options	6,035,000	8,335,000
Warrants	12,051,022	57,414,898
Total potential dilution	18,086,022	65,749,898